TAXATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax expense
Income tax expense at statutory rate	$ 2,077,967	$ 5,333,418	$ 3,120,509	$ 2,405,772	$ 1,805,078
(Income)/loss not subject to entity-level taxes	1,263,563	(2,138,363)	705,654	1,285,290	(2,680,624)
Foreign rate differential	(173,445)	(76,870)	(160,970)	18,715	(140,797)
Change in valuation allowance	1,621,553	627,670	1,192,907	194,113	1,085,898
Income tax expense	$ 4,789,638	$ 3,745,855	$ 4,820,451	$ 7,250,191	$ 121,810
Effective Tax Rate
Income tax expense at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
(Income)/loss not subject to entity-level taxes	13.00%	(8.00%)	5.00%	11.00%	(31.00%)
Foreign rate differential	(2.00%)	0.00%	(1.00%)	0.00%	(2.00%)
Change in valuation allowance	16.00%	2.00%	8.00%	2.00%	13.00%
Income tax expense	48.00%	15.00%	33.00%	63.00%	2.00%
Valuation allowance	$ 6,714,116		$ 4,770,618	$ 3,676,200
Unrecognized tax benefits	0		0	0
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0	$ 0